5 Risk management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of risk management [Line Items]
Borrowings and financing	R$ 21,131,836
Accounts payables to suppliers and contractors	263,741
Services payable	453,750	R$ 474,078
Public-Private Partnership - PPP	6,154,950
Program contract commitments	245,595
2021 [member]
Summary of risk management [Line Items]
Borrowings and financing	3,439,199
Accounts payables to suppliers and contractors	263,741
Services payable	453,750
Public-Private Partnership - PPP	404,800
Program contract commitments	163,798
2022 [member]
Summary of risk management [Line Items]
Borrowings and financing	1,994,506
Accounts payables to suppliers and contractors
Services payable
Public-Private Partnership - PPP	405,132
Program contract commitments	33,287
2023 [member]
Summary of risk management [Line Items]
Borrowings and financing	2,019,520
Accounts payables to suppliers and contractors
Services payable
Public-Private Partnership - PPP	405,444
Program contract commitments	33,287
2024 [member]
Summary of risk management [Line Items]
Borrowings and financing	2,177,923
Accounts payables to suppliers and contractors
Services payable
Public-Private Partnership - PPP	350,342
Program contract commitments	1,045
2025 [member]
Summary of risk management [Line Items]
Borrowings and financing	1,672,201
Accounts payables to suppliers and contractors
Services payable
Public-Private Partnership - PPP	333,148
Program contract commitments	1,045
2026 onwards [member]
Summary of risk management [Line Items]
Borrowings and financing	9,828,487
Accounts payables to suppliers and contractors
Services payable
Public-Private Partnership - PPP	4,256,084
Program contract commitments	R$ 13,133